COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

19. COMMITMENTS AND CONTINGENCIES

(a) Purchase commitments

Under the terms of certain supply agreements, the Company is required to purchase polysilicon of $45,527,756 in total over the next 2 years, at prevailing market prices at the time of purchase. The quantities of raw materials governed by these contracts represent amounts the Company will utilize in the normal course of operations.

(b) Product warranties

The Company offers warranties on its products and records an estimate of the associated liabilities. Product warranty activity during the years ended December 31, 2014 and 2015 was as follows:

	At December 31,
	2014	2015

Beginning balance	$20,612,293	$31,778,365
Warranty provision	13,076,787	8,815,974
Revision of warranty costs	-	(3,249,623)
Warranty expense incurred	(1,350,729)	(18,132)
Foreign exchange effect	(559,986)	(1,302,638)

Ending balance	$31,778,365	$36,023,946

The Company revised downward the estimated cost to satisfy the Company's outstanding product warranty by $3,249,623 for the year ended December 31, 2015, attributable primarily to decrease in the average selling prices (“ASPs”) for solar modules, a primary input into the estimated costs of the Company's warranty policy.

(c) Legal matters

The Company is a party to legal matters and claims in the normal course of its operations. While the Company believes that the ultimate outcome of these matters will not have a material adverse effect on our financial position, results of operations or cash flows, the outcome of these matters is not determinable with certainty and negative outcomes may adversely affect the Company.

In June 2011, CEP Ltd., or CEP, one of our module customers, sued us in the High Court in Hong Kong for damages for breach of a sales contract. We denied CEP's assertion and defended that the termination of the sales contract was due to CEP's material breach of the sales contract by failure to provide a letter of credit in accordance with the sales contract. A pre-trial set in October 2013 and a five-day trial set in December 2013 were held. On April 4, 2014, the High Court of Hong Kong handed down judgment and dismissed CEP's case. Then CEP applied for the appeal and the trail was heard before the Court of Appeal on February 11, 2015. Eventually, the judgment was handed down on March 12, 2015, and the Court of Appeal dismissed the CEP's appeal.

In November 2013, Jiangsu Shuangliang Boiler Co., Ltd., or Jiangsu Shuangliang, one of our suppliers of polysilicon equipment, filed a case with Shanghai International Economic and Trade Arbitration Commission, against Sichuan ReneSola. The arbitration involved a payment for deoxidization furnaces we bought from Jiangsu Shuangliang of approximately RMB55.7 million ($9.2 million), and a penalty of approximately RMB6.7 million ($1.1 million); and Sichuan ReneSola then filed a case to counterclaim against Jiangsu Shuangliang for the compensation of approximately RMB31.6 million ($5.2 million) in relation to the water leaking problems arising with the deoxidization furnaces Jiangsu Shuangliang sold to us. On June 30, 2015 Jiangsu Shuangliang and Sichuan ReneSola entered into a settlement agreement, in which the parties have agreed that Sichuan ReneSola shall pay RMB 36.5 million ($5.8 million) to Jiangsu Shuangliang as agreed amount of payment for purchase to settle the original aggregate purchase amount of RMB55.7 million ($8.9 million), and this amount shall be paid by six installments by the end of 2015. On July 14, 2015 the arbitral tribunal has rendered an arbitral award in accordance with the aforementioned settlement agreement. For the year ended December 31, 2015, the Company recorded the difference between RMB55.7 million ($8.9 million) and RMB36.5 million ($5.8 million) as other operating income.

[The total U.S. pipeline, 88 megawatts are currently subject to a dispute with our joint venture partner, Pristine Sun, LLC. The relevant parties will negotiate and execute a definitive settlement agreement to address such arrangements within 30 days from March 25, 2016.

(d) Guarantee

In March 2014, Renesola Zhejiang guaranteed loan facilities from China Development Bank for Zhejiang Ruixu of $31,260,533 for 12.5 years and $46,929,392 for 12.25 years. The fair value of the debt guarantee was not material.